Warrants - Additional Information (Detail) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Mar. 04, 2022	Aug. 17, 2021
Warrants [Line Items]
Number of warrants or rights outstanding		0
Share price		$ 10
Lock in period for transferable assignable or salable of warrants after the completion of a business combination		30 days
Share Price Equal or Less Nine Point Two Rupees Per Dollar [Member]
Warrants [Line Items]
Class of warrant or right, exercise price adjustment percentage higher of market value	115.00%	115.00%
Share Price Equal or Less Nine Point Two Rupees Per Dollar [Member] | Common Class A [Member]
Warrants [Line Items]
Exercise price of warrant	$ 9.2	$ 9.2
Share redemption trigger price	$ 9.2	$ 9.2
Minimum percentage gross proceeds required from issuance of equity	60.00%	60.00%
Class of warrant or right, minimum notice period for redemption	20 days	20 days
Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Warrants [Line Items]
Share redemption trigger price	$ 18	$ 18
Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member] | Common Class A [Member]
Warrants [Line Items]
Class of warrants, redemption notice period	30 days	30 days
Share Price Equal or Less Ten Point Zero Rupees Per Dollar [Member] | Common Class A [Member]
Warrants [Line Items]
Class of warrant or right, exercise price adjustment percentage higher of market value	180.00%	180.00%
Public Warrants [Member]
Warrants [Line Items]
Number of warrants or rights outstanding	46,000,000
Warrants exercisable term from the date of completion of business combination	30 days	30 days
Minimum lock In period for SEC registration from date of business combination	20 days	20 days
Minimum lock In period to become effective after the closing of the initial business combination	60 days	60 days
Exercise price of warrant	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Class One Warrants [Member]
Warrants [Line Items]
Number of warrants or rights outstanding	23,000,000	0
Class Two Warrants [Member]
Warrants [Line Items]
Number of warrants or rights outstanding	23,000,000	0
Private Placement Warrants [Member]
Warrants [Line Items]
Number of warrants or rights outstanding	16,000,000	0
Private Placement Warrants [Member] | Common Class A [Member]
Warrants [Line Items]
Exercise price of warrant			$ 11.5
Redemption of Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member] | Common Class A [Member]
Warrants [Line Items]
Class of warrants, redemption price per unit	$ 0.01	$ 0.01
Class of warrants, redemption notice period	30 days	30 days
Share price	$ 18	$ 18
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days